Net Income Per Share (Details) - Schedule of Excluded from the Computation of Diluted Net Earnings Per Shareo of Class A Common Stock	3 Months Ended
Mar. 31, 2024 USD ($)
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	$ 13,800,000	[1]
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	$ 1,500,000	[2]

[1]	Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.
[2]	Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.